SHARE CAPITAL - Schedule of number and weighted average exercise prices of stock options (Details)	12 Months Ended
	May 31, 2020 Share $ / shares	May 31, 2019 Share $ / shares
Disclosure of classes of share capital [Abstract]
Balance | Share	2,171,873	1,442,706
Granted | Share	600,000	762,500
Exercised | Share	(565,603)	(33,333)
Canceled/Expired | Share	(3,125)
Balance | Share	2,203,145	2,171,873
Weighted average exercise price, Balance | $ / shares	$ 2.30	$ 1.88
Weighted average exercise price, Granted | $ / shares	7.66	3.08
Weighted average exercise price, Exercised | $ / shares	1.71	1.44
Weighted average exercise price, Canceled/Expired | $ / shares	2.32
Weighted average exercise price, Balance | $ / shares	$ 3.91	$ 2.30